Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
Short-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
2028 Notes	75.0	75.0
Additional 2028 Notes and Further Additional 2028 Notes	26.0	—
2030 Notes	25.0	25.0
Additional 2030 Notes	8.7	—
Principal Outstanding	134.7	100.0
Deferred finance charges (1)	(12.5)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	—
Carrying Value Short-Term Debt (2)	118.1	82.9
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
2028 Notes	875.0	950.0
2030 Notes	465.0	490.0
Additional 2028 Notes and Further Additional 2028 Notes	303.6	—
$250m Convertible Bonds (3)	239.4	250.0
Additional 2030 Notes	161.9	—
Principal Outstanding	2,044.9	1,690.0
Deferred finance charges(1)	(37.7)	(40.5)
Debt discount	(23.9)	(30.7)
Debt premium	9.2	—
Carrying Value Long-Term Debt (2)	1,992.5	1,618.8

(1) As at December 31, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, Additional 2028 Notes, Further Additional 2028 Notes, 2030 Notes, Additional 2030 Notes, Convertible Bonds, our undrawn $150 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 26 - Stockholders' Equity). As at December 31, 2023, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, 2030 Notes, Convertible Bonds, our undrawn $150 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement.

(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and debt premiums.

(3) In March 2024 we repurchased $10.6 million principal amount of the Convertible Bonds at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in "Other financial expenses, net" of $2.3 million. The convertible bonds have been presented net of the bonds owned.

Schedule of Maturities of Long-term Debt

(In $ millions)	December 31, 2024
2025	134.7
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total	2,179.6